Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, shares issued	1,550,071,169
Treasury stock,shares	223,676,230	136,874,400
Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	980,871,169	980,871,169
Ordinary Stock, shares outstanding	757,194,939	843,996,769
Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	569,200,000	569,200,000
Ordinary Stock, shares outstanding	569,200,000	569,200,000
Parent Company [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock,shares	223,676,230	136,874,400
Parent Company [Member] | Class A Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	980,871,169	980,871,169
Ordinary Stock, shares outstanding	757,194,939	843,996,769
Parent Company [Member] | Class B Ordinary Shares [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	569,200,000	569,200,000
Ordinary Stock, shares outstanding	569,200,000	569,200,000